Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	20 - SUBSEQUENT EVENTS No subsequent event which had a material impact on the Company was identified through the date of issuance of the consolidated financial statements.